Acquisitions (Tables)	9 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Schedule of Aggregate Purchase Price	The aggregate purchase price consisted of the following:
Restricted stock consideration	6,090,000
Total	$6,090,000

Schedule of Estimated Fair Value of Assets Acquired and Liabilities

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	76,000
Property, plant and equipment (provisional)	0
Trade names and trademarks (provisional)	0
Customer relationships (provisional)	0
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	6,070,000
Total	$6,090,000

Schedule of Unaudited Pro Forma Information Below Presents The Consolidated Results Operations

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2017:

	Nine Months Ended February 28 2019	Nine Months Ended February 28, 2018

Total Revenue	$45,883	$—
Net (Loss) Income	$(3,330,960)	$4,165
Basic Net Loss Per Share	$(0.93)	$0.00